Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q3PH

Statements of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual European Fund 6
Franklin Mutual Financial Services Fund 11
Franklin Mutual Global Discovery Fund 15
Franklin Mutual Quest Fund 21
Franklin Mutual Shares Fund 27
Notes to Statements of Investments 33

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2021
Franklin Mutual Beacon Fund
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.5%
Aerospace & Defense 1.8%
a
Airbus SE ........................................... France 503,713 $ 66,777,333
Auto Components 3.1%
Cie Generale des Etablissements Michelin SCA .............. France 733,538 112,476,205
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 113,785
112,589,990
Banks 12.9%
BNP Paribas SA ...................................... France 1,718,905 109,972,002
ING Groep NV ....................................... Netherlands 6,938,650 100,873,293
JPMorgan Chase & Co. ................................. United States 821,000 134,389,490
Wells Fargo & Co. ..................................... United States 2,596,864 120,520,458
465,755,243
Beverages 2.8%
Heineken NV ........................................ Netherlands 976,799 101,948,848
Chemicals 2.6%
BASF SE ........................................... Germany 1,241,469 94,112,045
Diversified Telecommunication Services 4.6%
Deutsche Telekom AG .................................. Germany 8,320,026 166,844,237
Electrical Equipment 3.5%
a
Sensata Technologies Holding plc ......................... United States 2,283,227 124,938,181
Entertainment 3.0%
a,d
Walt Disney Co. (The) .................................. United States 645,057 109,124,293
Equity Real Estate Investment Trusts (REITs) 2.4%
Brixmor Property Group, Inc. ............................. United States 3,967,055 87,711,586
Health Care Equipment & Supplies 3.4%
Medtronic plc ........................................ United States 988,867 123,954,478
Health Care Providers & Services 2.1%
Anthem, Inc. ......................................... United States 208,438 77,705,686
Household Products 3.2%
Reckitt Benckiser Group plc ............................. United Kingdom 1,454,067 114,219,099
Insurance 2.2%
Hartford Financial Services Group, Inc. (The) ................ United States 1,116,379 78,425,625
IT Services 7.4%
Cognizant Technology Solutions Corp., A .................... United States 1,467,764 108,922,766
Global Payments, Inc. .................................. United States 1,005,917 158,512,401
267,435,167
Media 4.5%
a
Charter Communications, Inc., A .......................... United States 222,123 161,607,810
Pharmaceuticals 19.1%
a
Elanco Animal Health, Inc. ............................... United States 3,158,444 100,722,779
Eli Lilly & Co. ........................................ United States 489,581 113,117,690
GlaxoSmithKline plc ................................... United Kingdom 9,562,835 180,460,920
Merck & Co., Inc. ..................................... United States 2,203,084 165,473,639
Novartis AG, ADR ..................................... Switzerland 1,624,175 132,825,032
692,600,060

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 0.8%
Kansas City Southern .................................. United States 105,300 $ 28,498,392
Semiconductors & Semiconductor Equipment 0.8%
Xilinx, Inc. ........................................... United States 188,700 28,491,813
Software 3.4%
a
Check Point Software Technologies Ltd. .................... Israel 1,097,894 124,105,938
Technology Hardware, Storage & Peripherals 3.0%
a,d
Western Digital Corp. .................................. United States 1,906,389 107,596,595
Textiles, Apparel & Luxury Goods 5.1%
Cie Financiere Richemont SA ............................ Switzerland 930,240 96,464,783
Tapestry, Inc. ........................................ United States 2,326,980 86,144,800
182,609,583
Tobacco 2.8%
British American Tobacco plc ............................. United Kingdom 2,934,551 102,564,440
Total Common Stocks (Cost $2,501,598,486) ....................................
3,419,616,442
Preferred Stocks 2.9%
Technology Hardware, Storage & Peripherals 2.9%
e
Samsung Electronics Co. Ltd., 3.84% ...................... South Korea 1,795,823 104,741,666
Total Preferred Stocks (Cost $27,272,199) ......................................
104,741,666
Warrants
Warrants 0.1%
Textiles, Apparel & Luxury Goods 0.1%
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 2,958,848 1,397,181
Total Warrants (Cost $—) .....................................................
1,397,181
Principal
Amount
*
f
Senior Floating Rate Interests 0.4%
Software 0.4%
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 16,009,673 16,104,691
Total Senior Floating Rate Interests (Cost $15,931,321) ..........................
16,104,691
Shares
Companies in Liquidation 0.0%
a,b,g
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 501,447 —
a,b,g
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 46,282,735 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $1,456,075) ...............................
—
Total Long Term Investments (Cost $2,546,258,081) .............................
3,541,859,980
a

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.0%
h
FHLB, 10/01/21 ....................................... United States 3,600,000 $ 3,600,000
h
U.S. Treasury Bills ,
10/21/21 .......................................... United States 3,000,000 2,999,877
10/28/21 .......................................... United States 8,500,000 8,499,610
11/02/21 .......................................... United States 5,000,000 4,999,762
12/09/21 .......................................... United States 2,500,000 2,499,888
1/06/22 ........................................... United States 3,000,000 2,999,758
2/17/22 ........................................... United States 10,000,000 9,998,359
31,997,254
Total U.S. Government and Agency Securities (Cost $35,597,462) .................
35,597,254
Total Short Term Investments (Cost $35,597,462 ) ................................
35,597,254
a
Total Investments (Cost $2,581,855,543) 98.9% ..................................
$3,577,457,234
Securities Sold Short (0.9)% ..................................................
(33,463,595)
Other Assets, less Liabilities 2.0% .............................................
73,375,353
Net Assets 100.0% ...........................................................
$3,617,368,992
Shares
Securities Sold Short (0.9)%
Common Stocks (0.9)%
Semiconductors & Semiconductor Equipment (0.9)%
Advanced Micro Devices, Inc. ............................ United States 325,205 (33,463,595)
Total Common Stocks (Proceeds $29,330,779) ..................................
(33,463,595)
Total Securities Sold Short (Proceeds $29,330,779) ..............................
$(33,463,595)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2021, the value of this security pledged amounted to
$47,306,881, representing 1.3% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
The coupon rate shown represents the rate at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 47 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 221 $ 32,045,000 12/13/21 $ 788,474
Total Futures Contracts ...................................................................... $788,474
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 32,240,336 38,141,586 10/07/21 $ 795,269 $ —
Euro ............. SSBT Sell 29,979,731 35,379,979 10/07/21 652,285 —
Euro ............. UBSW Sell 4,134,828 5,003,114 10/07/21 213,444 —
Euro ............. HSBK Sell 19,256,663 23,220,283 11/17/21 895,039 —
Euro ............. SSBT Sell 3,371,000 4,124,422 11/17/21 216,247 —
Euro ............. UBSW Sell 22,645,559 27,244,960 11/17/21 990,793 —
Euro ............. BOFA Sell 40,419,366 47,706,362 1/24/22 766,567 —
Euro ............. HSBK Sell 37,596,002 44,222,408 1/24/22 561,439 —
Euro ............. SSBT Sell 13,485,388 15,936,136 1/24/22 275,293 —
Euro ............. UBSW Sell 9,777,004 11,530,755 1/24/22 176,529 —
Total Forward Exchange Contracts ................................................... $5,542,905 —
Net unrealized appreciation (depreciation) ............................................ $5,542,905
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2021
Franklin Mutual European Fund
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.0%
Aerospace & Defense 3.9%
a
Airbus SE ........................................... France 112,933 $ 14,971,550
BAE Systems plc ..................................... United Kingdom 2,234,016 16,918,680
31,890,230
Auto Components 3.2%
Cie Generale des Etablissements Michelin SCA .............. France 171,844 26,349,502
Banks 7.8%
BNP Paribas SA ...................................... France 361,859 23,150,993
CaixaBank SA ........................................ Spain 4,563,741 14,151,671
ING Groep NV ....................................... Netherlands 1,786,921 25,978,051
63,280,715
Beverages 3.9%
Anheuser-Busch InBev SA/NV ........................... Belgium 283,097 16,055,836
Heineken NV ........................................ Netherlands 152,675 15,934,743
31,990,579
Capital Markets 1.4%
Credit Suisse Group AG, A .............................. Switzerland 1,187,914 11,734,039
Chemicals 3.9%
BASF SE ........................................... Germany 203,472 15,424,603
b
Covestro AG, 144A, Reg S .............................. Germany 232,914 15,872,586
31,297,189
Construction Materials 2.4%
HeidelbergCement AG ................................. Germany 261,976 19,543,454
Diversified Telecommunication Services 6.8%
Deutsche Telekom AG .................................. Germany 1,286,312 25,794,840
Hellenic Telecommunications Organization SA ................ Greece 1,554,694 29,182,268
54,977,108
Food Products 1.5%
Danone SA .......................................... France 173,591 11,834,567
Health Care Providers & Services 2.6%
Fresenius SE & Co. KGaA ............................... Germany 445,374 21,316,986
Hotels, Restaurants & Leisure 2.7%
a
Accor SA ........................................... France 605,170 21,577,756
Household Durables 2.5%
Berkeley Group Holdings plc ............................. United Kingdom 118,413 6,914,041
Persimmon plc ....................................... United Kingdom 186,692 6,676,286
Taylor Wimpey plc ..................................... United Kingdom 3,206,027 6,686,074
20,276,401
Household Products 2.1%
Reckitt Benckiser Group plc ............................. United Kingdom 217,347 17,072,926
Industrial Conglomerates 2.2%
Siemens AG ......................................... Germany 111,048 18,161,232
Insurance 9.4%
ASR Nederland NV .................................... Netherlands 517,151 23,656,247
Conduit Holdings Ltd. .................................. United States 1,190,000 7,572,718
Direct Line Insurance Group plc .......................... United Kingdom 5,181,143 20,214,934

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
NN Group NV ........................................ Netherlands 481,477 $ 25,219,763
76,663,662
IT Services 3.0%
Capgemini SE ........................................ France 115,600 23,971,723
Machinery 2.9%
Vossloh AG .......................................... Germany 445,356 23,722,852
Oil, Gas & Consumable Fuels 7.1%
BP plc .............................................. United Kingdom 4,474,679 20,379,243
Cairn Energy plc ...................................... United Kingdom 3,093,138 7,803,964
Royal Dutch Shell plc, A ................................ Netherlands 1,344,802 29,903,957
58,087,164
Pharmaceuticals 6.7%
GlaxoSmithKline plc ................................... United Kingdom 1,630,365 30,766,730
Novartis AG ......................................... Switzerland 292,890 24,020,616
54,787,346
Software 4.5%
b
Avast plc, 144A, Reg S ................................. United States 2,474,452 18,928,780
Software AG ......................................... Germany 381,114 17,712,646
36,641,426
Textiles, Apparel & Luxury Goods 5.0%
adidas AG ........................................... Germany 58,815 18,482,202
Cie Financiere Richemont SA ............................ Switzerland 213,938 22,185,116
40,667,318
Tobacco 2.1%
British American Tobacco plc ............................. United Kingdom 476,518 16,654,610
Trading Companies & Distributors 5.5%
a
AerCap Holdings NV ................................... Ireland 142,344 8,228,907
a
Kloeckner & Co. SE ................................... Germany 848,971 10,565,524
Rexel SA ........................................... France 1,334,163 25,705,710
44,500,141
Wireless Telecommunication Services 0.9%
Vodafone Group plc ................................... United Kingdom 4,965,295 7,554,809
Total Common Stocks (Cost $666,513,971) .....................................
764,553,735
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 223,299
Total Warrants (Cost $—) .....................................................
223,299

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.1%
Banks 0.1%
b
Credit Suisse Group Guernsey VII Ltd. , BR , Senior Note , 144A, Reg
S, 3% , 11/12/21 ..................................... Switzerland 437,000 CHF $ 505,331
Total Convertible Bonds (Cost $481,198) .......................................
505,331
Total Long Term Investments (Cost $666,995,169) ...............................
765,282,365
a
Short Term Investments 1.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.5%
c
FHLB, 10/01/21 ....................................... United States 1,400,000 1,400,000
c
U.S. Treasury Bills ,
11/02/21 .......................................... United States 1,500,000 1,499,929
11/04/21 .......................................... United States 1,500,000 1,499,901
12/09/21 .......................................... United States 1,500,000 1,499,933
1/06/22 ........................................... United States 3,000,000 2,999,758
2/17/22 ........................................... United States 3,000,000 2,999,507
10,499,028
Total U.S. Government and Agency Securities (Cost $11,898,911) .................
11,899,028
Total Short Term Investments (Cost $11,898,911 ) ................................
11,899,028
a
Total Investments (Cost $678,894,080) 95.6% ...................................
$777,181,393
Other Assets, less Liabilities 4.4% .............................................
36,267,344
Net Assets 100.0% ...........................................................
$813,448,737
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $35,306,697, representing 4.3% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,104 $ 160,080,000 12/13/21 $ 4,080,014
Foreign Exchange GBP/USD ................... Short 1,182 99,546,562 12/13/21 2,317,226
Total Futures Contracts ...................................................................... $6,397,240
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 417,057 484,383 10/07/21 $ — $ (1,275)
Euro ............. HSBK Sell 25,801,450 30,625,272 10/07/21 737,582 —
Euro ............. SSBT Sell 13,325,461 15,725,776 10/07/21 289,929 —
Euro ............. UBSW Sell 828,653 1,004,767 10/07/21 44,879 —
British Pound ...... BOFA Buy 1,037,352 1,428,600 10/25/21 — (30,914)
British Pound ...... BOFA Sell 230,691 319,278 10/25/21 8,454 —
British Pound ...... HSBK Buy 1,523,619 2,102,403 10/25/21 — (49,543)
British Pound ...... HSBK Sell 4,060,735 5,556,311 10/25/21 85,045 —
British Pound ...... SSBT Buy 1,632,307 2,259,937 10/25/21 — (60,634)
British Pound ...... UBSW Buy 317,701 439,510 10/25/21 — (11,453)
British Pound ...... UBSW Sell 219,553 305,626 10/25/21 9,809 —
Euro ............. HSBK Sell 52,915,843 64,205,441 11/17/21 2,857,370 —
Euro ............. UBSW Sell 52,167,550 63,295,582 11/17/21 2,815,046 —
British Pound ...... BOFA Buy 2,470,901 3,389,724 1/18/22 1,600 (61,452)
British Pound ...... BOFA Sell 993,165 1,377,398 1/18/22 38,974 —
British Pound ...... HSBK Buy 1,712,286 2,313,113 1/18/22 — (5,578)
British Pound ...... SSBT Buy 703,230 965,137 1/18/22 — (17,440)
British Pound ...... SSBT Sell 44,831,037 62,110,764 1/18/22 1,694,929 —
British Pound ...... UBSW Buy 1,593,771 2,172,615 1/18/22 — (24,796)
British Pound ...... UBSW Sell 2,992,546 4,116,839 1/18/22 83,981 —
Swiss Franc ....... HSBK Sell 55,923,192 60,566,065 1/20/22 372,323 —
Swiss Franc ....... UBSW Buy 797,769 864,322 1/20/22 — (5,631)
Euro ............. BOFA Sell 17,566,705 20,624,409 1/24/22 223,853 —
Euro ............. HSBK Sell 19,853,424 23,353,320 1/24/22 297,153 —
Euro ............. SSBT Sell 2,221,223 2,629,203 1/24/22 49,655 —
Euro ............. UBSW Sell 897,470 1,062,766 1/24/22 20,517 —
Total Forward Exchange Contracts ................................................... $9,631,099 $(268,716)
Net unrealized appreciation (depreciation) ............................................ $9,362,383

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

See Abbreviations on page 47 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2021
Franklin Mutual Financial Services Fund
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Banks 38.6%
a
AB&T Financial Corp. .................................. United States 226,100 $ 226,032
Bank of America Corp. ................................. United States 201,062 8,535,082
Barclays plc ......................................... United Kingdom 5,970,072 15,168,141
b
BAWAG Group AG, 144A, Reg S .......................... Austria 239,772 15,173,704
BNP Paribas SA ...................................... France 252,625 16,162,427
CaixaBank SA ........................................ Spain 4,126,370 12,795,430
Citizens Financial Group, Inc. ............................ United States 360,057 16,915,478
First Horizon Corp. .................................... United States 506,229 8,246,470
ING Groep NV ....................................... Netherlands 1,280,801 18,620,137
JPMorgan Chase & Co. ................................. United States 6,844 1,120,294
Primis Financial Corp. .................................. United States 718,833 10,394,325
Synovus Financial Corp. ................................ United States 234,111 10,275,132
UniCredit SpA ........................................ Italy 644,040 8,522,656
Wells Fargo & Co. ..................................... United States 361,870 16,794,387
158,949,695
Capital Markets 5.5%
Credit Suisse Group AG, A .............................. Switzerland 716,679 7,079,249
c
Deutsche Bank AG .................................... Germany 1,078,519 13,704,955
b
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,396,063 2,011,640
22,795,844
Consumer Finance 1.5%
Capital One Financial Corp. ............................. United States 36,844 5,967,623
Diversified Financial Services 6.1%
M&G plc ............................................ United Kingdom 2,933,695 8,014,575
Voya Financial, Inc. .................................... United States 276,250 16,958,988
24,973,563
Equity Real Estate Investment Trusts (REITs) 0.7%
Vornado Realty Trust ................................... United States 71,260 2,993,632
Household Durables 2.3%
Cairn Homes plc ...................................... Ireland 7,126,374 9,399,386
Insurance 37.2%
c
Alleghany Corp. ...................................... United States 21,755 13,584,040
ASR Nederland NV .................................... Netherlands 330,642 15,124,691
c
Brighthouse Financial, Inc. .............................. United States 64,778 2,929,909
c
BRP Group, Inc., A .................................... United States 229,709 7,647,013
China Pacific Insurance Group Co. Ltd., H ................... China 1,953,200 5,799,796
Conduit Holdings Ltd. .................................. United States 1,295,000 8,240,899
Direct Line Insurance Group plc .......................... United Kingdom 3,601,222 14,050,657
Everest Re Group Ltd. ................................. United States 57,086 14,316,027
Hartford Financial Services Group, Inc. (The) ................ United States 269,652 18,943,053
d
International General Insurance Holdings Ltd. ................ Jordan 1,211,455 10,139,878
MetLife, Inc. ......................................... United States 237,570 14,665,196
NN Group NV ........................................ Netherlands 265,016 13,881,537
c,d
Ryan Specialty Group Holdings, Inc., A ..................... United States 35,996 1,219,184
T&D Holdings, Inc. .................................... Japan 314,469 4,313,852
Willis Towers Watson plc ................................ United States 35,844 8,332,296
153,188,028
IT Services 4.7%
Alliance Data Systems Corp. ............................. United States 64,295 6,486,723
c
Fiserv, Inc. .......................................... United States 52,893 5,738,890

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Global Payments, Inc. .................................. United States 44,912 $ 7,077,233
19,302,846
Total Common Stocks (Cost $320,916,317) .....................................
397,570,617
Principal
Amount
*
Convertible Bonds 0.1%
Banks 0.1%
b
Credit Suisse Group Guernsey VII Ltd. , BR , Senior Note , 144A, Reg
S, 3% , 11/12/21 ..................................... Switzerland 285,000 CHF 329,564
Total Convertible Bonds (Cost $313,825) .......................................
329,564
Total Long Term Investments (Cost $321,230,142) ...............................
397,900,181
a
Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
e
FHLB, 10/01/21 ....................................... United States 500,000 500,000
e
U.S. Treasury Bills ,
10/28/21 .......................................... United States 1,000,000 999,954
11/02/21 .......................................... United States 500,000 499,976
1,499,930
Total U.S. Government and Agency Securities (Cost $1,999,961) ..................
1,999,930
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Shares
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 70,000 70,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
h
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 10/01/21
(Maturity Value $17,721)
Collateralized by U.S. Treasury Notes, 0.125% - 3%, 9/30/22 -
8/31/26; and U.S. Treasury Notes, Index Linked, 0.125%, 10/15/24
- 4/15/25 (valued at $18,075) ........................... 17,721 17,721
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $87,721) ...............................................................
87,721
Total Short Term Investments (Cost $2,087,682 ) .................................
2,087,651
a
Total Investments (Cost $323,317,824) 97.2% ...................................
$399,987,832
Other Assets, less Liabilities 2.8% .............................................
11,663,753
Net Assets 100.0% ...........................................................
$411,651,585

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 7 regarding holdings of 5% voting securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $17,514,908, representing 4.3% of net assets.
c
Non-income producing.
d
A portion or all of the security is on loan at September 30, 2021.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 8 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2021, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 8,990,000 12/13/21 $ 227,109
Foreign Exchange GBP/USD ................... Short 112 9,432,500 12/13/21 219,765
Total Futures Contracts ...................................................................... $446,874
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 7,211,332 8,588,844 10/07/21 $ 235,435 $ —
Euro ............. SSBT Sell 4,800,475 5,665,184 10/07/21 104,446 —
Euro ............. UBSW Sell 5,980,962 7,243,330 10/07/21 315,149 —
Japanese Yen ...... UBSW Buy 407,452,535 3,706,087 10/18/21 — (44,721)
Japanese Yen ...... UBSW Sell 872,552,186 7,907,818 10/18/21 67,069 —
British Pound ...... HSBK Buy 3,754,439 5,059,818 10/25/21 — (1,243)
British Pound ...... HSBK Sell 11,397,126 15,598,676 10/25/21 242,662 —
British Pound ...... UBSW Buy 758,762 1,027,582 10/25/21 — (5,259)
Euro ............. HSBK Sell 9,601,192 11,658,929 11/17/21 527,771 —
Euro ............. UBSW Sell 9,949,373 12,069,295 11/17/21 534,474 —
British Pound ...... BOFA Sell 394,698 544,822 1/18/22 12,913 —
British Pound ...... HSBK Sell 656,319 909,563 1/18/22 25,085 —
British Pound ...... SSBT Sell 15,872,449 22,005,520 1/18/22 615,265 —
British Pound ...... UBSW Sell 421,517 583,339 1/18/22 15,289 —
Swiss Franc ....... HSBK Sell 6,990,327 7,570,680 1/20/22 46,540 —
Swiss Franc ....... UBSW Buy 197,101 213,370 1/20/22 — (1,217)
Euro ............. BOFA Sell 4,627,687 5,431,956 1/24/22 57,733 —
Euro ............. HSBK Sell 5,777,447 6,789,617 1/24/22 80,156 —
Euro ............. SSBT Sell 869,196 1,020,038 1/24/22 10,624 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

See Abbreviations on page 47 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. UBSW Sell 873,390 1,023,098 1/24/22 $ 8,813 $ —
Total Forward Exchange Contracts ................................................... $2,899,424 $(52,440)
Net unrealized appreciation (depreciation) ............................................ $2,846,984
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2021
Franklin Mutual Global Discovery Fund
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 3.0%
a
Airbus SE ........................................... France 1,001,107 $ 132,716,955
BAE Systems plc ..................................... United Kingdom 21,813,405 165,197,572
297,914,527
Auto Components 1.6%
Cie Generale des Etablissements Michelin SCA .............. France 1,058,149 162,250,060
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 152,685
162,402,745
Automobiles 1.6%
a
General Motors Co. .................................... United States 2,998,830 158,068,329
Banks 9.0%
BNP Paribas SA ...................................... France 3,529,909 225,836,307
Citigroup, Inc. ........................................ United States 2,261,326 158,699,859
ING Groep NV ....................................... Netherlands 19,204,674 279,195,334
Wells Fargo & Co. ..................................... United States 5,304,514 246,182,495
909,913,995
Beverages 1.3%
Heineken NV ........................................ Netherlands 1,242,920 129,723,988
Building Products 1.6%
Johnson Controls International plc ......................... United States 2,422,107 164,897,045
Capital Markets 1.5%
Credit Suisse Group AG, A .............................. Switzerland 14,069,420 138,975,653
d
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 6,279,844 9,048,866
148,024,519
Chemicals 3.2%
BASF SE ........................................... Germany 1,962,881 148,800,128
d
Covestro AG, 144A, Reg S .............................. Germany 2,567,809 174,990,641
323,790,769
Construction Materials 1.5%
HeidelbergCement AG ................................. Germany 1,971,317 147,060,580
Diversified Financial Services 2.0%
Voya Financial, Inc. .................................... United States 3,206,753 196,862,567
Diversified Telecommunication Services 3.2%
Deutsche Telekom AG .................................. Germany 13,096,354 262,625,524
a
Frontier Communications Parent, Inc. ...................... United States 2,234,655 62,279,835
324,905,359
Entertainment 1.5%
a,e
Walt Disney Co. (The) .................................. United States 898,788 152,047,966
Food Products 1.4%
Kraft Heinz Co. (The) .................................. United States 3,899,800 143,590,636
Gas Utilities 0.7%
Brookfield Infrastructure Corp., A .......................... Canada 1,149,124 68,873,967
Health Care Equipment & Supplies 1.8%
Hill-Rom Holdings, Inc. ................................. United States 139,937 20,990,550
Medtronic plc ........................................ United States 1,283,686 160,910,040
181,900,590

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.8%
Anthem, Inc. ......................................... United States 578,928 $ 215,824,358
CVS Health Corp. ..................................... United States 3,156,566 267,866,191
483,690,549
Hotels, Restaurants & Leisure 1.6%
a
Accor SA ........................................... France 4,538,511 161,823,756
Household Products 1.3%
Reckitt Benckiser Group plc ............................. United Kingdom 1,678,471 131,846,363
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 1,608,018 165,674,094
Insurance 9.9%
a
Alleghany Corp. ...................................... United States 188,061 117,427,169
China Pacific Insurance Group Co. Ltd., H ................... China 41,433,232 123,031,064
Everest Re Group Ltd. ................................. United States 633,300 158,818,974
Hartford Financial Services Group, Inc. (The) ................ United States 2,779,763 195,278,351
NN Group NV ........................................ Netherlands 4,742,775 248,426,537
Willis Towers Watson plc ................................ United States 679,009 157,842,432
1,000,824,527
IT Services 5.0%
Capgemini SE ........................................ France 705,592 146,317,091
Cognizant Technology Solutions Corp., A .................... United States 2,856,690 211,994,965
Global Payments, Inc. .................................. United States 949,403 149,606,925
507,918,981
Media 2.8%
a
Charter Communications, Inc., A .......................... United States 393,865 286,560,419
Oil, Gas & Consumable Fuels 8.6%
BP plc .............................................. United Kingdom 59,232,197 269,764,008
Canadian Natural Resources Ltd. ......................... Canada 5,694,700 208,171,099
Kinder Morgan, Inc. .................................... United States 8,832,758 147,772,042
Williams Cos., Inc. (The) ................................ United States 9,375,435 243,198,784
868,905,933
Pharmaceuticals 9.7%
a
Elanco Animal Health, Inc. ............................... United States 2,354,688 75,091,000
Eli Lilly & Co. ........................................ United States 613,457 141,739,240
GlaxoSmithKline plc ................................... United Kingdom 16,933,085 319,545,417
Merck & Co., Inc. ..................................... United States 3,504,973 263,258,522
Novartis AG, ADR ..................................... Switzerland 2,127,849 174,015,491
973,649,670
Road & Rail 0.5%
Kansas City Southern .................................. United States 195,300 52,855,992
Semiconductors & Semiconductor Equipment 3.1%
a
Renesas Electronics Corp. .............................. Japan 15,502,134 190,790,368
Xilinx, Inc. ........................................... United States 793,900 119,870,961
310,661,329
Software 3.9%
a
Avaya Holdings Corp. .................................. United States 537 10,627
a
Check Point Software Technologies Ltd. .................... Israel 1,869,297 211,305,333

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ......................................... United States 2,095,100 $ 182,546,063
393,862,023
Technology Hardware, Storage & Peripherals 3.7%
Catcher Technology Co. Ltd. ............................. Taiwan 13,524,000 80,907,994
Samsung Electronics Co. Ltd. ............................ South Korea 2,221,535 137,691,195
a,e
Western Digital Corp. .................................. United States 2,640,571 149,033,827
367,633,016
Textiles, Apparel & Luxury Goods 1.2%
Cie Financiere Richemont SA ............................ Switzerland 1,197,422 124,171,239
Tobacco 3.2%
Altria Group, Inc. ...................................... United States 2,606,727 118,658,213
British American Tobacco plc ............................. United Kingdom 5,861,984 204,880,102
323,538,315
Total Common Stocks (Cost $7,247,390,769) ....................................
9,663,593,788
Warrants
Warrants 0.0%
†
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 280,051 638,516
Textiles, Apparel & Luxury Goods 0.0%
†
a
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 3,074,198 1,451,650
Total Warrants (Cost $—) .....................................................
2,090,166
Principal
Amount
*
Convertible Bonds 0.0%
†
Banks 0.0%
†
d
Credit Suisse Group Guernsey VII Ltd. , BR , Senior Note , 144A, Reg
S, 3% , 11/12/21 ..................................... Switzerland 5,924,000 CHF 6,850,300
Total Convertible Bonds (Cost $6,523,152) .....................................
6,850,300
Corporate Bonds 1.1%
Airlines 1.1%
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 40,715,000 42,852,537
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 3,257,000 3,513,489
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 35,801,000 44,348,489
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 16,074,170 17,500,110
108,214,625
Total Corporate Bonds (Cost $95,387,935) ......................................
108,214,625

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests 0.1%
Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 8,515,000 8,814,770
Total Senior Floating Rate Interests (Cost $8,435,105) ...........................
8,814,770
Shares
Companies in Liquidation 0.0%
a,b,g
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,297,978 —
a,b,g
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 142,325,613 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 —
Total Companies in Liquidation (Cost $4,500,343) ...............................
—
Total Long Term Investments (Cost $7,362,237,304) .............................
9,789,563,649
a
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
h
FHLB, 10/01/21 ....................................... United States 6,600,000 6,600,000
h
U.S. Treasury Bills ,
10/21/21 .......................................... United States 16,500,000 16,499,326
10/28/21 .......................................... United States 22,000,000 21,998,989
11/02/21 .......................................... United States 21,500,000 21,498,978
11/04/21 .......................................... United States 25,000,000 24,998,347
12/09/21 .......................................... United States 20,000,000 19,999,106
1/06/22 ........................................... United States 25,000,000 24,997,982
2/17/22 ........................................... United States 27,000,000 26,995,569
156,988,297
Total U.S. Government and Agency Securities (Cost $163,588,740) ................
163,588,297
Total Short Term Investments (Cost $163,588,740 ) ...............................
163,588,297
a
Total Investments (Cost $7,525,826,044) 98.6% ..................................
$9,953,151,946
Securities Sold Short (1.4)% ..................................................
(140,788,603)
Other Assets, less Liabilities 2.8% .............................................
275,963,344
Net Assets 100.0% ...........................................................
$10,088,326,687
Shares
Securities Sold Short (1.4)%
Common Stocks (1.4)%
Semiconductors & Semiconductor Equipment (1.4)%
Advanced Micro Devices, Inc. ............................ United States 1,368,208 (140,788,603)
Total Common Stocks (Proceeds $124,884,140) .................................
(140,788,603)
Total Securities Sold Short (Proceeds $124,884,140) .............................
$(140,788,603)

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3 .
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note
9
regarding fair value measurements.
c
See Note
6
regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $299,104,432, representing 3.0% of net assets.
e
A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2021, the aggregate value of these securities pledged amounted to $197,051,975, representing 2.0% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,929 $ 424,705,000 12/13/21 $ 10,839,943
Foreign Exchange GBP/USD ................... Short 2,262 190,502,812 12/13/21 4,435,425
Total Futures Contracts ...................................................................... $15,275,368
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 131,668,784 156,829,206 10/07/21 $ 4,307,712 $ —
Euro ............. SSBT Sell 81,310,888 95,957,419 10/07/21 1,769,124 —
Euro ............. UBSW Sell 67,018,988 81,242,803 10/07/21 3,609,853 —
Canadian Dollar .... BOFA Buy 21,503,997 17,085,462 10/19/21 — (111,447)
Canadian Dollar .... BOFA Sell 2,987,662 2,356,776 10/19/21 — (1,511)
Canadian Dollar .... HSBK Buy 21,454,418 16,923,489 10/19/21 24,476 (13,086)
Canadian Dollar .... SSBT Sell 1,439,816 1,146,915 10/19/21 10,408 —
Canadian Dollar .... UBSW Buy 18,755,880 14,873,414 10/19/21 2,033 (70,639)
Canadian Dollar .... UBSW Sell 141,320,657 112,126,326 10/19/21 575,953 —
British Pound ...... HSBK Buy 735,734 1,018,565 10/25/21 — (27,267)
British Pound ...... HSBK Sell 3,395,314 4,690,322 10/25/21 115,616 —

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

See Abbreviations on page 47 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. HSBK Sell 63,028,980 76,587,170 11/17/21 $ 3,514,417 $ —
Euro ............. SSBT Sell 17,000,000 20,799,517 11/17/21 1,090,539 —
Euro ............. UBSW Sell 85,059,218 102,621,482 11/17/21 4,007,935 —
South Korean Won .. HSBK Sell 2,120,543,905 1,881,583 11/19/21 92,416 —
South Korean Won .. UBSW Sell 2,556,005,623 2,269,080 11/19/21 112,502 —
New Taiwan Dollar .. HSBK Sell 1,354,746,106 48,898,975 11/24/21 56,547 —
New Taiwan Dollar .. UBSW Sell 734,711,894 26,535,391 11/24/21 46,949 —
South Korean Won .. HSBK Buy 8,663,986,500 7,433,708 12/17/21 — (125,886)
South Korean Won .. HSBK Sell 49,143,964,054 44,220,856 12/17/21 2,769,348 —
South Korean Won .. UBSW Sell 78,805,125,918 70,943,200 12/17/21 4,473,362 —
British Pound ...... BOFA Sell 504,277 699,370 1/18/22 19,789 —
British Pound ...... SSBT Sell 39,497,609 54,755,685 1/18/22 1,527,360 —
Swiss Franc ....... HSBK Sell 137,586,815 149,009,592 1/20/22 916,020 —
Swiss Franc ....... UBSW Buy 3,879,377 4,199,590 1/20/22 — (23,966)
Euro ............. BOFA Sell 95,005,432 111,612,336 1/24/22 1,280,682 —
Euro ............. HSBK Sell 77,061,224 90,516,039 1/24/22 1,023,342 —
Euro ............. SSBT Sell 2,092,469 2,464,447 1/24/22 34,422 —
Euro ............. UBSW Sell 1,319,544 1,545,727 1/24/22 13,315 —
Total Forward Exchange Contracts ................................................... $31,394,120 $(373,802)
Net unrealized appreciation (depreciation) ............................................ $31,020,318
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2021
Franklin Mutual Quest Fund
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 84.9%
Aerospace & Defense 3.8%
a
Airbus SE ........................................... France 189,371 $ 25,104,951
BAE Systems plc ..................................... United Kingdom 3,919,425 29,682,642
b
Huntington Ingalls Industries, Inc. ......................... United States 356,000 68,729,360
123,516,953
Auto Components 0.0%
†
a,c,d
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 101,871
Banks 0.7%
BNP Paribas SA ...................................... France 95,227 6,092,427
Wells Fargo & Co. ..................................... United States 362,436 16,820,655
22,913,082
Beverages 1.0%
Heineken NV ........................................ Netherlands 312,932 32,660,821
Chemicals 1.6%
BASF SE ........................................... Germany 149,763 11,353,084
e
Covestro AG, 144A, Reg S .............................. Germany 598,396 40,779,396
52,132,480
Diversified Financial Services 3.3%
M&G plc ............................................ United Kingdom 3,625,973 9,905,813
b
Voya Financial, Inc. .................................... United States 1,557,986 95,644,760
105,550,573
Diversified Telecommunication Services 9.7%
Deutsche Telekom AG .................................. Germany 2,508,794 50,309,677
a
Frontier Communications Parent, Inc. ...................... United States 1,394,524 38,865,384
a
Liberty Global plc, C ................................... United Kingdom 916,529 27,000,944
a,c,d,f
Sorenson Communications LLC, Membership Interests ......... United States 224,279 168,209,173
a,c,d
Windstream Holdings, Inc. ............................... United States 1,623,438 30,072,421
314,457,599
Electric Utilities 1.0%
b
Entergy Corp. ........................................ United States 177,667 17,644,110
Evergy , Inc. .......................................... United States 236,895 14,734,869
32,378,979
Entertainment 0.8%
a,b
Walt Disney Co. (The) .................................. United States 152,600 25,815,342
Equity Real Estate Investment Trusts (REITs) 0.8%
Uniti Group, Inc. ...................................... United States 1,379,640 17,066,147
Vornado Realty Trust ................................... United States 176,000 7,393,760
24,459,907
Gas Utilities 0.9%
Brookfield Infrastructure Corp., A .......................... Canada 494,611 29,645,036
Health Care Equipment & Supplies 0.7%
Hill-Rom Holdings, Inc. ................................. United States 67,262 10,089,300
Medtronic plc ........................................ United States 102,143 12,803,625
22,892,925
Health Care Providers & Services 0.2%
Anthem, Inc. ......................................... United States 18,500 6,896,800

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 0.8%
Reckitt Benckiser Group plc ............................. United Kingdom 319,197 $ 25,073,393
Insurance 14.5%
ASR Nederland NV .................................... Netherlands 1,334,881 61,062,001
a
Brighthouse Financial, Inc. .............................. United States 225,284 10,189,595
China Pacific Insurance Group Co. Ltd., H ................... China 4,324,200 12,840,199
Conduit Holdings Ltd. .................................. United States 2,455,000 15,622,708
Direct Line Insurance Group plc .......................... United Kingdom 13,116,678 51,176,503
Everest Re Group Ltd. ................................. United States 334,566 83,902,461
b
Hartford Financial Services Group, Inc. (The) ................ United States 1,303,790 91,591,248
NN Group NV ........................................ Netherlands 1,065,701 55,821,414
Willis Towers Watson plc ................................ United States 378,196 87,915,442
470,121,571
IT Services 4.2%
Alliance Data Systems Corp. ............................. United States 305,371 30,808,880
b
Cognizant Technology Solutions Corp., A .................... United States 736,989 54,691,954
Global Payments, Inc. .................................. United States 323,394 50,960,426
136,461,260
Media 1.2%
a
Charter Communications, Inc., A .......................... United States 6,670 4,852,825
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 8,477,560 22,974,188
Comcast Corp., A ..................................... United States 206,297 11,538,191
39,365,204
Oil, Gas & Consumable Fuels 6.1%
BP plc .............................................. United Kingdom 15,464,945 70,432,734
ENEOS Holdings, Inc. .................................. Japan 4,367,756 17,743,372
Royal Dutch Shell plc, A ................................ Netherlands 1,122,432 25,080,423
Williams Cos., Inc. (The) ................................ United States 3,292,500 85,407,450
198,663,979
Pharmaceuticals 10.5%
a
Elanco Animal Health, Inc. ............................... United States 1,582,484 50,465,415
b
Eli Lilly & Co. ........................................ United States 42,500 9,819,625
GlaxoSmithKline plc ................................... United Kingdom 6,606,675 124,675,021
Merck & Co., Inc. ..................................... United States 1,581,270 118,769,190
Novartis AG, ADR ..................................... Switzerland 451,175 36,897,091
340,626,342
Professional Services 0.5%
KBR, Inc. ........................................... United States 429,100 16,906,540
Road & Rail 2.4%
Kansas City Southern .................................. United States 289,900 78,458,536
Semiconductors & Semiconductor Equipment 3.5%
a
Renesas Electronics Corp. .............................. Japan 1,323,418 16,287,784
Xilinx, Inc. ........................................... United States 648,300 97,886,817
114,174,601
Software 4.8%
a
Check Point Software Technologies Ltd. .................... Israel 774,508 87,550,384
b
NortonLifeLock , Inc. ................................... United States 1,021,404 25,841,521
Oracle Corp. ......................................... United States 484,826 42,242,890
155,634,795

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.9%
a
Dufry AG ............................................ Switzerland 529,069 $ 29,725,936
a,c,d,f
Wayne Services Legacy, Inc. ............................. United States 7,104 248,475
29,974,411
Technology Hardware, Storage & Peripherals 0.8%
a,b
Western Digital Corp. .................................. United States 488,082 27,547,348
Tobacco 7.7%
b
Altria Group, Inc. ...................................... United States 1,494,845 68,045,344
British American Tobacco plc ............................. United Kingdom 2,788,247 97,451,022
Imperial Brands plc .................................... United Kingdom 4,063,865 84,992,968
250,489,334
Wireless Telecommunication Services 2.5%
a
T-Mobile US, Inc. ..................................... United States 178,243 22,772,326
Vodafone Group plc ................................... United Kingdom 38,321,892 58,307,626
81,079,952
Total Common Stocks (Cost $2,398,744,607) ....................................
2,757,999,634
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,c,d
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 1,695,771
Media 0.0%
†
a,c
Lee Enterprises, Inc., 12/31/22 ........................... United States 1,110,000 105,250
a,c,d
Tenerity , Inc., 4/10/24 .................................. United States 48,381 —
105,250
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 235,873 537,791
Total Warrants (Cost $9,242,827) ..............................................
2,338,812
Principal
Amount
*
Corporate Bonds 3.3%
Airlines 2.0%
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 32,324,000 34,021,010
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,586,000 2,789,648
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 18,264,000 22,624,530
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 5,214,172 5,676,721
65,111,909
Diversified Telecommunication Services 0.3%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 9,628,717 9,758,223
Multiline Retail 0.6%
e
Macy's Retail Holdings LLC , Senior Note , 144A, 5.875% , 4/01/29 . United States 18,405,000 20,047,186
Wireless Telecommunication Services 0.4%
e,g
Intelsat Connect Finance SA , Senior Note , 144A, 9.5% , 2/15/23 .. Luxembourg 48,845,000 12,904,116
Total Corporate Bonds (Cost $119,703,836) .....................................
107,821,434

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests 2.7%
Airlines 0.2%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 6,760,000 6,997,986
Diversified Telecommunication Services 0.3%
Intelsat Jackson Holdings SA , Term Loan, B3 , 8% , ( 1-month USD
LIBOR + 4.75% ), 11/27/23 ............................. Luxembourg 8,000,000 8,120,000
Health Care Providers & Services 1.1%
Envision Healthcare Corp. , Initial Term Loan , 3.834% , ( 1-month USD
LIBOR + 3.75% ), 10/10/25 ............................. United States 39,921,247 35,645,681
Software 1.1%
i,j
BMC Software, Inc. , Second Lien, Term Loan , TBD, 3/23/26 .....
United States 7,871,500 7,974,813
j
Boxer Parent Co., Inc. , 2021 Replacement Dollar Term Loan ,
3.882% , ( 3-month USD LIBOR + 3.75% ), 10/02/25 ........... United States 7,500,000 7,468,763
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 21,307,329 21,433,788
36,877,364
a a a a a a
Total Senior Floating Rate Interests (Cost $90,009,917) ..........................
87,641,031
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 2,531,339 2,590,474
Total Asset-Backed Securities (Cost $2,493,369) ................................
2,590,474
Shares
Companies in Liquidation 0.0%
a,c,k
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,c,k
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,531,470 —
a,c,k
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 104,175,133 —
a,c,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $3,234,626) ...............................
—
Total Long Term Investments (Cost $2,623,429,182) .............................
2,958,391,385
a
Short Term Investments 4.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.7%
l
FHLB, 10/01/21 ....................................... United States 18,900,000 18,900,000
l
U.S. Treasury Bills ,
10/21/21 .......................................... United States 8,000,000 7,999,673
10/28/21 .......................................... United States 13,500,000 13,499,380
11/02/21 .......................................... United States 20,000,000 19,999,050
11/04/21 .......................................... United States 17,500,000 17,498,843
12/09/21 .......................................... United States 15,000,000 14,999,329
1/06/22 ........................................... United States 9,000,000 8,999,273

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
l
U.S. Treasury Bills, (continued)
2/17/22 ........................................... United States 50,000,000 $ 49,991,795
132,987,343
Total U.S. Government and Agency Securities (Cost $151,888,151) ................
151,887,343
Total Short Term Investments (Cost $151,888,151 ) ...............................
151,887,343
a
Total Investments (Cost $2,775,317,333) 95.8% ..................................
$3,110,278,728
Securities Sold Short (5.5)% ..................................................
(180,144,369)
Other Assets, less Liabilities 9.7% .............................................
317,269,864
Net Assets 100.0% ...........................................................
$3,247,404,223
Shares
Securities Sold Short (5.5)%
Common Stocks (5.5)%
Insurance (1.2)%
Aon plc, A ........................................... United States 136,106 (38,895,012)
Road & Rail (0.8)%
Canadian National Railway Co. ........................... Canada 109,645 (12,680,444)
Canadian Pacific Railway Ltd. ............................ Canada 209,018 (13,600,801)
(26,281,245)
Semiconductors & Semiconductor Equipment (3.5)%
Advanced Micro Devices, Inc. ............................ United States 1,117,280 (114,968,112)
Total Common Stocks (Proceeds $160,553,892) .................................
(180,144,369)
Total Securities Sold Short (Proceeds $160,553,892) .............................
$(180,144,369)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2021, the aggregate value of these securities pledged amounted to $240,568,733, representing 7.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $138,842,607, representing 4.3% of net assets.
f
See Note 7 regarding holdings of 5% voting securities.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 47 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 243 $ 35,235,000 12/13/21 $ 858,266
Foreign Exchange GBP/USD ................... Short 735 61,900,781 12/13/21 1,438,371
Total Futures Contracts ...................................................................... $2,296,637
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 7,796,590 9,299,556 10/07/21 $ 268,200 $ —
Euro ............. SSBT Sell 4,845,584 5,718,419 10/07/21 105,428 —
Euro ............. UBSW Sell 658,164 794,951 10/07/21 32,552 —
British Pound ...... BOFA Buy 4,544,250 6,258,160 10/25/21 — (135,425)
British Pound ...... HSBK Buy 3,847,733 5,287,285 10/25/21 — (103,010)
British Pound ...... HSBK Sell 165,956,592 227,045,546 10/25/21 3,442,521 —
Euro ............. HSBK Sell 21,618,656 26,243,211 11/17/21 1,179,586 —
Euro ............. UBSW Sell 22,778,521 27,652,162 11/17/21 1,243,846 —
British Pound ...... SSBT Sell 92,546,572 128,293,548 1/18/22 3,574,631 —
Euro ............. BOFA Sell 18,751,354 22,042,604 1/24/22 266,293 —
Euro ............. HSBK Sell 10,196,221 11,981,438 1/24/22 140,368 —
Euro ............. UBSW Sell 8,325,231 9,824,538 1/24/22 156,287 —
Total Forward Exchange Contracts ................................................... $10,409,712 $(238,435)
Net unrealized appreciation (depreciation) ............................................ $10,171,277
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Statement of Investments (unaudited), September 30, 2021
Franklin Mutual Shares Fund
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.3%
Aerospace & Defense 2.6%
a
Airbus SE ........................................... France 736,442 $ 97,630,263
Huntington Ingalls Industries, Inc. ......................... United States 643,353 124,205,730
221,835,993
Auto Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 289,219
Automobiles 1.7%
a
General Motors Co. .................................... United States 2,685,168 141,535,205
Banks 9.5%
Bank of America Corp. ................................. United States 2,971,080 126,122,346
Citigroup, Inc. ........................................ United States 2,065,006 144,922,121
ING Groep NV ....................................... Netherlands 15,397,217 223,842,964
JPMorgan Chase & Co. ................................. United States 837,891 137,154,378
Wells Fargo & Co. ..................................... United States 3,726,503 172,947,004
804,988,813
Building Products 2.2%
Johnson Controls International plc ......................... United States 2,753,290 187,443,983
Chemicals 1.3%
Ashland Global Holdings, Inc. ............................ United States 1,273,772 113,518,561
Containers & Packaging 1.2%
International Paper Co. ................................. United States 1,837,937 102,777,437
Diversified Financial Services 1.9%
Voya Financial, Inc. .................................... United States 2,584,730 158,676,575
Diversified Telecommunication Services 1.0%
a
Frontier Communications Parent, Inc. ...................... United States 1,549,664 43,189,135
a,b,c
Windstream Holdings, Inc. ............................... United States 2,123,740 39,339,971
82,529,106
Electric Utilities 1.9%
Evergy , Inc. .......................................... United States 1,400,999 87,142,138
Pinnacle West Capital Corp. ............................. United States 1,004,300 72,671,148
159,813,286
Electrical Equipment 2.1%
a
Sensata Technologies Holding plc ......................... United States 3,304,770 180,837,014
Entertainment 1.5%
a,e
Walt Disney Co. (The) .................................. United States 763,546 129,169,077
Equity Real Estate Investment Trusts (REITs) 2.0%
Uniti Group, Inc. ...................................... United States 1,804,810 22,325,499
Vornado Realty Trust ................................... United States 3,539,181 148,680,994
171,006,493
Food Products 3.6%
Archer-Daniels-Midland Co. ............................. United States 2,133,447 128,028,155
Kraft Heinz Co. (The) .................................. United States 4,764,605 175,432,756
303,460,911
Health Care Equipment & Supplies 2.0%
Hill-Rom Holdings, Inc. ................................. United States 117,358 17,603,700

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ........................................ United States 1,191,919 $ 149,407,047
167,010,747
Health Care Providers & Services 5.1%
Anthem, Inc. ......................................... United States 498,672 185,904,921
CVS Health Corp. ..................................... United States 2,857,715 242,505,695
428,410,616
Household Durables 2.2%
Lennar Corp., A ....................................... United States 1,224,486 114,709,849
Newell Brands, Inc. .................................... United States 3,348,595 74,137,893
188,847,742
Industrial Conglomerates 1.7%
General Electric Co. ................................... United States 1,406,350 144,896,240
Insurance 8.2%
a
Alleghany Corp. ...................................... United States 218,189 136,239,393
Everest Re Group Ltd. ................................. United States 492,581 123,529,463
Hartford Financial Services Group, Inc. (The) ................ United States 2,382,986 167,404,767
MetLife, Inc. ......................................... United States 2,004,530 123,739,637
Willis Towers Watson plc ................................ United States 593,171 137,888,531
688,801,791
IT Services 5.3%
Alliance Data Systems Corp. ............................. United States 1,298,031 130,958,348
Cognizant Technology Solutions Corp., A .................... United States 2,194,550 162,857,555
a
Fiserv, Inc. .......................................... United States 1,388,600 150,663,100
444,479,003
Media 5.0%
a
Charter Communications, Inc., A .......................... United States 368,629 268,199,715
Comcast Corp., A ..................................... United States 2,787,000 155,876,910
424,076,625
Oil, Gas & Consumable Fuels 4.6%
BP plc .............................................. United Kingdom 38,411,250 174,938,180
Williams Cos., Inc. (The) ................................ United States 8,113,684 210,468,963
385,407,143
Pharmaceuticals 10.2%
a
Elanco Animal Health, Inc. ............................... United States 3,245,353 103,494,307
e
Eli Lilly & Co. ........................................ United States 618,310 142,860,526
GlaxoSmithKline plc ................................... United Kingdom 12,462,436 235,179,490
Merck & Co., Inc. ..................................... United States 3,129,872 235,084,686
Novartis AG, ADR ..................................... Switzerland 1,761,341 144,042,467
860,661,476
Professional Services 1.2%
KBR, Inc. ........................................... United States 2,517,409 99,185,915
Road & Rail 1.0%
Kansas City Southern .................................. United States 298,200 80,704,848
Semiconductors & Semiconductor Equipment 1.4%
Xilinx, Inc. ........................................... United States 803,900 121,380,861

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 3.7%
a
Avaya Holdings Corp. .................................. United States 364 $ 7,204
NortonLifeLock , Inc. ................................... United States 7,208,153 182,366,271
Oracle Corp. ......................................... United States 1,475,827 128,588,806
310,962,281
Specialty Retail 1.5%
Best Buy Co., Inc. ..................................... United States 1,210,664 127,979,292
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 261,233
128,240,525
Technology Hardware, Storage & Peripherals 3.5%
Samsung Electronics Co. Ltd. ............................ South Korea 2,325,988 144,165,213
a,e
Western Digital Corp. .................................. United States 2,646,509 149,368,968
293,534,181
Textiles, Apparel & Luxury Goods 1.5%
Tapestry, Inc. ........................................ United States 3,341,737 123,711,104
Tobacco 2.9%
Altria Group, Inc. ...................................... United States 2,481,360 112,951,507
British American Tobacco plc ............................. United Kingdom 3,655,087 127,747,636
240,699,143
Wireless Telecommunication Services 1.8%
a
T-Mobile US, Inc. ..................................... United States 1,163,651 148,668,052
Total Common Stocks (Cost $5,889,556,000) ....................................
8,037,559,966
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 2,218,368
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 193,072 440,204
Total Warrants (Cost $1,519,716) ..............................................
2,658,572
Principal
Amount
*
Corporate Bonds 1.1%
Airlines 1.0%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 32,633,000 34,346,233
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,611,000 2,816,616
f
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 26,220,000 32,480,025
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 11,692,354 12,729,583
82,372,457
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 10,568,178 10,710,320
Total Corporate Bonds (Cost $83,567,032) ......................................
93,082,777

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Senior Floating Rate Interests 0.9%
Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 6,825,000 7,065,274
Software 0.8%
h,i
BMC Software, Inc. , Second Lien, Term Loan , TBD, 3/23/26 .....
United States 20,487,800 20,756,702
Veritas US, Inc. , USD Term Loan, B , 6% , ( 3-month USD LIBOR +
5% ), 9/01/25 ....................................... United States 47,594,116 47,876,587
68,633,289
a a a a a a
Total Senior Floating Rate Interests (Cost $74,507,511) ..........................
75,698,563
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 6,309,302 6,456,694
Total Asset-Backed Securities (Cost $6,214,663) ................................
6,456,694
Shares
Companies in Liquidation 0.0%
a,b,j
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,j
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 1,005,034 —
a,b,j
Vistra Energy Corp., Litigation Trust, Contingent Distribution ..... United States 194,177,556 —
a,b,j
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $6,071,370) ...............................
—
Total Long Term Investments (Cost $6,061,436,292) .............................
8,215,456,572
a
Short Term Investments 1.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
k
FHLB, 10/01/21 ....................................... United States 9,000,000 9,000,000
k
U.S. Treasury Bills ,
10/21/21 .......................................... United States 5,000,000 4,999,796
10/28/21 .......................................... United States 5,000,000 4,999,770
11/02/21 .......................................... United States 20,000,000 19,999,050
11/04/21 .......................................... United States 7,500,000 7,499,504
12/09/21 .......................................... United States 8,000,000 7,999,642
1/06/22 ........................................... United States 10,000,000 9,999,193

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
k
U.S. Treasury Bills, (continued)
2/17/22 ........................................... United States 50,000,000 $ 49,991,795
105,488,750
Total U.S. Government and Agency Securities (Cost $114,489,150) ................
114,488,750
Total Short Term Investments (Cost $114,489,150 ) ...............................
114,488,750
a
Total Investments (Cost $6,175,925,442) 98.8% ..................................
$8,329,945,322
Securities Sold Short (1.7)% ..................................................
(142,561,879)
Other Assets, less Liabilities 2.9% .............................................
246,125,933
Net Assets 100.0% ...........................................................
$8,433,509,376
Shares
Securities Sold Short (1.7)%
Common Stocks (1.7)%
Semiconductors & Semiconductor Equipment (1.7)%
Advanced Micro Devices, Inc. ............................ United States 1,385,441 (142,561,879)
Total Common Stocks (Proceeds $124,618,173) .................................
(142,561,879)
Total Securities Sold Short (Proceeds $124,618,173) .............................
$(142,561,879)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
See Note 7 regarding holdings of 5% voting securities.
e
A portion or all of the security has been segregated as collateral for securities sold short. At September 30, 2021, the aggregate value of these securities pledged amounted to $197,596,541, representing 2.3% of net assets.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $82,372,457, representing 1.0% of net assets.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
k
The security was issued on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
Statement of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
See Abbreviations on page 47 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 7,540,000 12/13/21 $ 199,813
Foreign Exchange GBP/USD ................... Short 445 37,477,344 12/13/21 872,603
Total Futures Contracts ...................................................................... $1,072,416
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. HSBK Sell 25,112,143 30,316,643 10/07/21 $ 1,227,428 $ —
Euro ............. SSBT Sell 42,067,514 50,278,923 10/07/21 1,549,075 —
Euro ............. UBSW Sell 9,729,805 11,781,573 10/07/21 510,835 —
British Pound ...... BOFA Buy 209,035 287,875 10/25/21 — (6,230)
British Pound ...... HSBK Buy 1,645,076 2,249,872 10/25/21 — (33,365)
British Pound ...... HSBK Sell 11,654,065 15,943,949 10/25/21 241,746 —
Euro ............. BOFA Sell 1,163,143 1,370,438 11/17/21 21,947 —
Euro ............. HSBK Sell 8,334,935 10,117,903 11/17/21 454,782 —
Euro ............. UBSW Sell 10,016,010 12,154,688 11/17/21 542,610 —
South Korean Won .. HSBK Buy 12,095,137,600 10,379,419 11/19/21 — (174,389)
South Korean Won .. HSBK Sell 92,552,090,462 82,122,529 11/19/21 4,033,554 —
South Korean Won .. UBSW Sell 2,211,484,881 1,963,234 11/19/21 97,338 —
South Korean Won .. HSBK Sell 64,413,049,545 57,960,326 12/17/21 3,629,787 —
South Korean Won .. UBSW Sell 25,972,019,912 23,380,944 12/17/21 1,474,298 —
British Pound ...... BOFA Sell 223,222 309,581 1/18/22 8,760 —
British Pound ...... SSBT Sell 235,711 325,991 1/18/22 8,338 —
Euro ............. BOFA Sell 2,583,195 3,032,142 1/24/22 32,227 —
Euro ............. HSBK Sell 4,501,140 5,295,773 1/24/22 68,511 —
Euro ............. SSBT Sell 899,681 1,055,813 1/24/22 10,996 —
Euro ............. UBSW Sell 3,816,524 4,470,715 1/24/22 38,511 —
Total Forward Exchange Contracts ................................................... $13,950,743 $(213,984)
Net unrealized appreciation (depreciation) ............................................ $13,736,759
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds

Quarterly Statements of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
At September 30, 2021, certain or all Funds received United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and
Notes as collateral for derivatives.
Franklin Mutual Beacon Fund - $2,873,773
Franklin Mutual European Fund - $5,183,075
Franklin Mutual Financial Services Fund – $1,496,996
Franklin Mutual Global Discovery Fund - $16,771,932
Franklin Mutual Quest Fund - $6,315,106
Franklin Mutual Shares Fund - $11,466,211
Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures and forwards
Franklin Mutual European Fund - Futures and forwards
Franklin Mutual Financial Services Fund – Futures and forwards
Franklin Mutual Global Discovery Fund - Futures and forwards
Franklin Mutual Quest Fund - Futures and forwards
Franklin Mutual Shares Fund - Futures and forwards
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
3. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
6. Restricted Securities
At September 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
7. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended September 30, 2021, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 113,785
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $113,785
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,498 $ 152,685
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,498 $152,685
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,692,334 $ 101,871
224,279 Sorenson Communications LLC, Membership Interests 4/30/14 — 168,209,173
48,381 Tenerity, Inc., 4/10/24 ......................... 5/11/17 6,591,095 —
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — 248,475
1,623,438 Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 30,072,421
91,545 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,161,706 1,695,771
Total Restricted Securities (Value is 6.2% of Net Assets) .............. $22,304,611 $200,327,711
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 289,219
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — 261,233
119,757 Windstream Holdings Inc, 9/21/55 ............... 9/21/20 1,519,716 2,218,368
2,123,740 Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 39,339,971
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $23,146,830 $42,108,791
†
Rounds to less than 0.1% of net assets.

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual European Fund
Controlled Affiliates
a
Dividends
Euro Wagon LP ...... $ — $ — $ (632,354)
b
$ (5,650,155)
b
$ 6,282,509 $ —
c
— $ —
Total Affiliated Securities
(Value is —% of Net
Assets) ........... $— $— $(632,354) $ (5,650,155) $ 6,282,509 $— $—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp .. $ 146,965 $ — $ — $ — $ 79,067 $ 226,032 226,100 $ 863
Total Affiliated Securities
(Value is 0.1% of Net
Assets) ........... $146,965 $— $— $ — $ 79,067 $226,032 $863
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Advanced Emissions
Solutions Inc ........ $ 9,483,150 $ — $ (11,354,423) $ (15,153,562) $ 17,024,834 $ —
c
— $ —
Sorenson Communications
LLC, Membership Interests 168,209,173 — — — — 168,209,17 3 224,279 —
Tru Kids Parent LLC ... 16,218,825 — (18,114,642)
b
(16,695,457) 18,591,274 —
c
— —
Wayne Services Legacy,
Inc. .............. — — — — 248,475 248,475 7,104 —
Interest
Sorenson Communications
LLC, First Lien, Initial Term
Loan ............. 8,929,446 — (8,886,214)
b
231,692 (274,924) —
c
— 125,250
Total Affiliated Securities
(Value is 5.2% of Net
Assets) ........... $202,840,594 $— $(38,355,279) $ (31,617,327) $ 35,589,659 $168,457,648 $125,250
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC .............. $ 153,856 $ — $ — $ — $ 135,363 $ 289,219 7,234,813 $ —
TRU Kids Parent LLC .. 17,051,583 — (19,044,742)
b
(17,552,688) 19,545,84 7 —
c
— —
Wayne Services Legacy,
Inc. .............. — — — — 261,233 261,233 7,469 —
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) ........... $17,205,439 $— $(19,044,742) $ (17,552,688) $ 19,942,44 3 $550,452 $—
7. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
8. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2021, investments in affiliated management investment companies were as follows:
†
Rounds to less than 0.1% of net assets.
a
Issuer in which the Fund owns 25% or more of the outstanding voting securities.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of September 30, 2021, no longer held by the fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $9,000 $(9,000) $ — $ — $— — $—
Total Affiliated Securities ... $— $9,000 $(9,000) $— $— $— $—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $832,000 $(762,000) $ — $ — $70,000 70,000 $6
Total Affiliated Securities ... $— $832,000 $(762,000) $— $— $70,000 $6
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $8,653,000 $(8,653,000) $ — $ — $— — $33
Total Affiliated Securities ... $— $8,653,000 $(8,653,000) $— $— $— $33
7. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $391,000 $30,879,000 $(31,270,000) $ — $ — $— — $9
Total Affiliated Securities ... $391,000 $30,879,000 $(31,270,000) $— $— $— $9
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $21,118,000 $(21,118,000) $ — $ — $— — $10
Total Affiliated Securities ... $— $21,118,000 $(21,118,000) $— $— $— $10
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 66,777,333 $ — $ 66,777,333
Auto Components ...................... — 112,476,205 113,785 112,589,990
Banks ............................... 254,909,948 210,845,295 — 465,755,243
8. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Beverages ........................... $ — $ 101,948,848 $ — $ 101,948,848
Chemicals ........................... — 94,112,045 — 94,112,045
Diversified Telecommunication Services ..... — 166,844,237 — 166,844,237
Electrical Equipment .................... 124,938,181 — — 124,938,181
Entertainment ......................... 109,124,293 — — 109,124,293
Equity Real Estate Investment Trusts (REITs) . 87,711,586 — — 87,711,586
Health Care Equipment & Supplies ......... 123,954,478 — — 123,954,478
Health Care Providers & Services .......... 77,705,686 — — 77,705,686
Household Products .................... — 114,219,099 — 114,219,099
Insurance ............................ 78,425,625 — — 78,425,625
IT Services ........................... 267,435,167 — — 267,435,167
Media ............................... 161,607,810 — — 161,607,810
Pharmaceuticals ....................... 512,139,140 180,460,920 — 692,600,060
Road & Rail .......................... 28,498,392 — — 28,498,392
Semiconductors & Semiconductor Equipment . 28,491,813 — — 28,491,813
Software ............................. 124,105,938 — — 124,105,938
Technology Hardware, Storage & Peripherals . 107,596,595 — — 107,596,595
Textiles, Apparel & Luxury Goods .......... 86,144,800 96,464,783 — 182,609,583
Tobacco ............................. — 102,564,440 — 102,564,440
Preferred Stocks ........................ — 104,741,666 — 104,741,666
Warrants .............................. 1,397,181 — — 1,397,181
Senior Floating Rate Interests ............... — 16,104,691 — 16,104,691
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 31,997,254 3,600,000 — 35,597,254
Total Investments in Securities ........... $2,206,183,887 $1,371,159,562
b
$113,785 $3,577,457,234
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 5,542,905 $ — $ 5,542,905
Futures contracts ........................ 788,474 — — 788,474
Total Other Financial Instruments ......... $788,474 $5,542,905 $— $6,331,379
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 33,463,595 — — 33,463,595
..............................................................
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 31,890,230 $ — $ 31,890,230
Auto Components ...................... — 26,349,502 — 26,349,502
Banks ............................... — 63,280,715 — 63,280,715
Beverages ........................... — 31,990,579 — 31,990,579
Capital Markets ........................ — 11,734,039 — 11,734,039
Chemicals ........................... — 31,297,189 — 31,297,189
Construction Materials .................. — 19,543,454 — 19,543,454
Diversified Telecommunication Services ..... — 54,977,108 — 54,977,108
Food Products ........................ — 11,834,567 — 11,834,567
Health Care Providers & Services .......... — 21,316,986 — 21,316,986
Hotels, Restaurants & Leisure ............. — 21,577,756 — 21,577,756
Household Durables .................... — 20,276,401 — 20,276,401
Household Products .................... — 17,072,926 — 17,072,926
Industrial Conglomerates ................ — 18,161,232 — 18,161,232
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual European Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Insurance ............................ $ 20,214,934 $ 56,448,728 $ — $ 76,663,662
IT Services ........................... — 23,971,723 — 23,971,723
Machinery ............................ — 23,722,852 — 23,722,852
Oil, Gas & Consumable Fuels ............. — 58,087,164 — 58,087,164
Pharmaceuticals ....................... — 54,787,346 — 54,787,346
Software ............................. 18,928,780 17,712,646 — 36,641,426
Textiles, Apparel & Luxury Goods .......... — 40,667,318 — 40,667,318
Tobacco ............................. — 16,654,610 — 16,654,610
Trading Companies & Distributors .......... 8,228,907 36,271,234 — 44,500,141
Wireless Telecommunication Services ....... — 7,554,809 — 7,554,809
Warrants .............................. 223,299 — — 223,299
Convertible Bonds ....................... — 505,331 — 505,331
Short Term Investments ................... 10,499,028 1,400,000 — 11,899,028
Total Investments in Securities ........... $58,094,948 $719,086,445
c
$— $777,181,393
Other Financial Instruments:
Forward exchange contracts ............... — 9,631,099 — 9,631,099
Futures contracts ........................ 6,397,240 — — 6,397,240
Total Other Financial Instruments ......... $6,397,240 $9,631,099 $— $16,028,339
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 268,716 $ — $ 268,716
..............................................................
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ 72,281,168 $ 86,668,527 $ — $ 158,949,695
Capital Markets ........................ — 22,795,844 — 22,795,844
Consumer Finance ..................... 5,967,623 — — 5,967,623
Diversified Financial Services ............. 16,958,988 8,014,575 — 24,973,563
Equity Real Estate Investment Trusts (REITs) . 2,993,632 — — 2,993,632
Household Durables .................... 9,399,386 — — 9,399,386
Insurance ............................ 105,827,253 47,360,775 — 153,188,028
IT Services ........................... 19,302,846 — — 19,302,846
Convertible Bonds ....................... — 329,564 — 329,564
Short Term Investments ................... 1,569,930 517,721 — 2,087,651
Total Investments in Securities ........... $234,300,826 $165,687,006
d
$— $399,987,832
Other Financial Instruments:
Forward exchange contracts ............... — 2,899,424 — 2,899,424
Futures contracts ........................ 446,874 — — 446,874
Total Other Financial Instruments ......... $446,874 $2,899,424 $— $3,346,298
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 52,440 — 52,440
..............................................................
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 297,914,527 $ — $ 297,914,527
Auto Components ...................... — 162,250,060 152,685 162,402,745
Automobiles .......................... 158,068,329 — — 158,068,329
Banks ............................... 404,882,354 505,031,641 — 909,913,995
Beverages ........................... — 129,723,988 — 129,723,988
Building Products ...................... 164,897,045 — — 164,897,045
Capital Markets ........................ — 148,024,519 — 148,024,519
Chemicals ........................... — 323,790,769 — 323,790,769
Construction Materials .................. — 147,060,580 — 147,060,580
Diversified Financial Services ............. 196,862,567 — — 196,862,567
Diversified Telecommunication Services ..... 62,279,835 262,625,524 — 324,905,359
Entertainment ......................... 152,047,966 — — 152,047,966
Food Products ........................ 143,590,636 — — 143,590,636
Gas Utilities .......................... 68,873,967 — — 68,873,967
Health Care Equipment & Supplies ......... 181,900,590 — — 181,900,590
Health Care Providers & Services .......... 483,690,549 — — 483,690,549
Hotels, Restaurants & Leisure ............. — 161,823,756 — 161,823,756
Household Products .................... — 131,846,363 — 131,846,363
Industrial Conglomerates ................ 165,674,094 — — 165,674,094
Insurance ............................ 629,366,926 371,457,601 — 1,000,824,527
IT Services ........................... 361,601,890 146,317,091 — 507,918,981
Media ............................... 286,560,419 — — 286,560,419
Oil, Gas & Consumable Fuels ............. 599,141,925 269,764,008 — 868,905,933
Pharmaceuticals ....................... 654,104,253 319,545,417 — 973,649,670
Road & Rail .......................... 52,855,992 — — 52,855,992
Semiconductors & Semiconductor Equipment . 119,870,961 190,790,368 — 310,661,329
Software ............................. 393,862,023 — — 393,862,023
Technology Hardware, Storage & Peripherals . 149,033,827 218,599,189 — 367,633,016
Textiles, Apparel & Luxury Goods .......... — 124,171,239 — 124,171,239
Tobacco ............................. 118,658,213 204,880,102 — 323,538,315
Warrants .............................. 2,090,166 — — 2,090,166
Convertible Bonds ....................... — 6,850,300 — 6,850,300
Corporate Bonds ........................ — 108,214,625 — 108,214,625
Senior Floating Rate Interests ............... — 8,814,770 — 8,814,770
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 156,988,297 6,600,000 — 163,588,297
Total Investments in Securities ........... $5,706,902,824 $4,246,096,437
e
$152,685 $9,953,151,946
Other Financial Instruments:
Forward exchange contracts ............... — 31,394,120 — 31,394,120
Futures contracts ........................ 15,275,368 — — 15,275,368
Total Other Financial Instruments ......... $15,275,368 $31,394,120 $— $46,669,488
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 140,788,603 — — 140,788,603
Forward exchange contracts ................ — 373,802 — 373,802
Total Other Financial Instruments ......... $140,788,603 $373,802 $— $141,162,405
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 68,729,360 $ 54,787,593 $ — $ 123,516,953
Auto Components ...................... — — 101,871 101,871
Banks ............................... 16,820,655 6,092,427 — 22,913,082
Beverages ........................... — 32,660,821 — 32,660,821
Chemicals ........................... — 52,132,480 — 52,132,480
Diversified Financial Services ............. 95,644,760 9,905,813 — 105,550,573
Diversified Telecommunication Services ..... 65,866,328 50,309,677 198,281,594 314,457,599
Electric Utilities ........................ 32,378,979 — — 32,378,979
Entertainment ......................... 25,815,342 — — 25,815,342
Equity Real Estate Investment Trusts (REITs) . 24,459,907 — — 24,459,907
Gas Utilities .......................... 29,645,036 — — 29,645,036
Health Care Equipment & Supplies ......... 22,892,925 — — 22,892,925
Health Care Providers & Services .......... 6,896,800 — — 6,896,800
Household Products .................... — 25,073,393 — 25,073,393
Insurance ............................ 324,775,249 145,346,322 — 470,121,571
IT Services ........................... 136,461,260 — — 136,461,260
Media ............................... 39,365,204 — — 39,365,204
Oil, Gas & Consumable Fuels ............. 85,407,450 113,256,529 — 198,663,979
Pharmaceuticals ....................... 215,951,321 124,675,021 — 340,626,342
Professional Services ................... 16,906,540 — — 16,906,540
Road & Rail .......................... 78,458,536 — — 78,458,536
Semiconductors & Semiconductor Equipment . 97,886,817 16,287,784 — 114,174,601
Software ............................. 155,634,795 — — 155,634,795
Specialty Retail ........................ — 29,725,936 248,475 29,974,411
Technology Hardware, Storage & Peripherals . 27,547,348 — — 27,547,348
Tobacco ............................. 68,045,344 182,443,990 — 250,489,334
Wireless Telecommunication Services ....... 22,772,326 58,307,626 — 81,079,952
Warrants :
Diversified Telecommunication Services ..... — — 1,695,771 1,695,771
Media ............................... — — 105,250
a
105,250
Software ............................. 537,791 — — 537,791
Corporate Bonds ........................ — 107,821,434 — 107,821,434
Senior Floating Rate Interests ............... — 87,641,031 — 87,641,031
Asset-Backed Securities .................. — 2,590,474 — 2,590,474
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 132,987,343 18,900,000 — 151,887,343
Total Investments in Securities ........... $1,791,887,416 $1,117,958,351
f
$200,432,961 $3,110,278,728
Other Financial Instruments:
Forward exchange contracts ............... — 10,409,712 — 10,409,712
Futures contracts ........................ 2,296,637 — — 2,296,637
Total Other Financial Instruments ......... $2,296,637 $10,409,712 $— $12,706,349
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 180,144,369 — — 180,144,369
Forward exchange contracts ................ — 238,435 — 238,435
Total Other Financial Instruments ......... $180,144,369 $238,435 $— $180,382,804
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 124,205,730 $ 97,630,263 $ — $ 221,835,993
Auto Components ...................... — — 289,219 289,219
Automobiles .......................... 141,535,205 — — 141,535,205
Banks ............................... 581,145,849 223,842,964 — 804,988,813
Building Products ...................... 187,443,983 — — 187,443,983
Chemicals ........................... 113,518,561 — — 113,518,561
Containers & Packaging ................. 102,777,437 — — 102,777,437
Diversified Financial Services ............. 158,676,575 — — 158,676,575
Diversified Telecommunication Services ..... 43,189,135 — 39,339,971 82,529,106
Electric Utilities ........................ 159,813,286 — — 159,813,286
Electrical Equipment .................... 180,837,014 — — 180,837,014
Entertainment ......................... 129,169,077 — — 129,169,077
Equity Real Estate Investment Trusts (REITs) . 171,006,493 — — 171,006,493
Food Products ........................ 303,460,911 — — 303,460,911
Health Care Equipment & Supplies ......... 167,010,747 — — 167,010,747
Health Care Providers & Services .......... 428,410,616 — — 428,410,616
Household Durables .................... 188,847,742 — — 188,847,742
Industrial Conglomerates ................ 144,896,240 — — 144,896,240
Insurance ............................ 688,801,791 — — 688,801,791
IT Services ........................... 444,479,003 — — 444,479,003
Media ............................... 424,076,625 — — 424,076,625
Oil, Gas & Consumable Fuels ............. 210,468,963 174,938,180 — 385,407,143
Pharmaceuticals ....................... 625,481,986 235,179,490 — 860,661,476
Professional Services ................... 99,185,915 — — 99,185,915
Road & Rail .......................... 80,704,848 — — 80,704,848
Semiconductors & Semiconductor Equipment . 121,380,861 — — 121,380,861
Software ............................. 310,962,281 — — 310,962,281
Specialty Retail ........................ 127,979,292 — 261,233 128,240,525
Technology Hardware, Storage & Peripherals . 149,368,968 144,165,213 — 293,534,181
Textiles, Apparel & Luxury Goods .......... 123,711,104 — — 123,711,104
Tobacco ............................. 112,951,507 127,747,636 — 240,699,143
Wireless Telecommunication Services ....... 148,668,052 — — 148,668,052
Warrants :
Diversified Telecommunication Services ..... — — 2,218,368 2,218,368
Software ............................. 440,204 — — 440,204
Corporate Bonds ........................ — 93,082,777 — 93,082,777
Senior Floating Rate Interests ............... — 75,698,563 — 75,698,563
Asset-Backed Securities .................. — 6,456,694 — 6,456,694
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 105,488,750 9,000,000 — 114,488,750
Total Investments in Securities ........... $7,100,094,751 $1,187,741,780
g
$42,108,791 $8,329,945,322
Other Financial Instruments:
Forward exchange contracts ............... — 13,950,743 — 13,950,743
Futures contracts ........................ 1,072,416 — — 1,072,416
Total Other Financial Instruments ......... $1,072,416 $13,950,743 $— $15,023,159
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 142,561,879 — — 142,561,879
Forward exchange contracts ................ — 213,984 — 213,984
Total Other Financial Instruments ......... $142,561,879 $213,984 $— $142,775,863
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the nine months ended
September 30, 2021, is as follows:
a
Includes securities determined to have no value at September 30, 2021.
b
Includes foreign securities valued at $1,351,454,871, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
c
Includes foreign securities valued at $717,181,114, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $164,613,689, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $4,115,616,742, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
f
Includes foreign securities valued at $901,005,412, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $1,003,503,746, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components .... $ 54,192 $ — $ — $ — $ — $ — $ — $ 47,679 $ 101,871 $ 47,679
Diversified
Telecommunication
Services .......... 189,701,869 — — — — — — 8,579,725 198,281,594 8,579,725
Media ........... 286,937 — (519,612) — — — — 232,675 — —
Specialty Retail ..... 16,218,825
c
— (18,114,642) — — — (16,695,457) 18,839,749 248,475 248,475
Warrants :
Diversified
Telecommunication
Services .......... 1,211,964 — — — — — — 483,807 1,695,771 483,807
Media ........... 37,85 1
c
— — — — — — 67,399 105,250
c
67,399
Companies in Liquidation 156,262
c
— — — — — — (156,262) —
c
(156,262)
Total Investments in
Securities ............ $207,667,900 $— $(18,634,254) $— $— $— $(16,695,457) $28,094,772 $200,432,961 $9,270,823
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2021, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Telecommunication
Services.............
$198,281,594 Market comparables Discount for lack of
marketability
10.0% Decrease
c
EV/EBITDA multiple 4.0x -7.9x
(7.3x)
Increase
d
All Other Investments............. 2,151,367
e, f
Total........................... $200,432,961
a
Weighted based o n the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Represents a significant impact to fair value and net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
f
Includes securities determined to have no value at September 30, 2021.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
9. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Counterparty
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
TBD
To Be Determined